PROFIT/LOSS BEFORE TAX (Schedule of Amount Charged to Statement of Operation) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Directors' emoluments (including non- executive directors):
Remuneration		$ 1,390	$ 2,020	$ 1,238
Pension		24	41	42
Share based payments		986	678	624
Auditor's remuneration
Audit fees		549	533	523
Tax fees		77	146	172
Other non-audit fees		31	25	0
Depreciation	[1]	1,827	1,674	2,526
Amortisation		917	1,403	2,368
(Gain)/Loss on the disposal of property, plant and equipment		(1)	30	17
Net foreign exchange differences		$ (789)	$ 583	$ (179)

[1]	Note that US$39,000 (2020: US$40,000) (2019: US$4,000) of depreciation was capitalised to research and development projects during 2021 in line with the Group’s capitalisation policy for Intangible projects.